Income Taxes - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended	12 Months Ended
	Jul. 08, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Tax Expense (Benefit)		$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent		0.00%	0.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	21.00%	21.00%
Unrecognized Tax Benefits		$ 0			$ 0
Income Taxes Paid, Net	$ 0				0
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration				$ 132,897	3,302,204
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration				129,966	3,302,447
Change in valuation allowance				37,740	5,676,698
Income (Loss) Attributable to Parent, before Tax				$ 593,556	$ 71,774,579